RIGHT OF USE AND LEASE LIABILITIES - Schedule of Quantitative Information About Right-of-Use Assets (Detail) (Parenthetical) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	[1]	R$ 4,690	R$ 148,050
Annual pre-tax discount rate		6.59%
Operations The Body Shop [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment			R$ 140,050

[1]	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop. On December 31, 2020, an impairment of R$148,050 was recorded; out of this amount R$140,050 was related to the legacy stores of subsidiary The Body Shop, which were previously included in the store closure plan, which were subsequently impacted by the effects of pandemic, predominantly in the United States. In the current estimate of the value in use, an annual pre-tax discount rate of 6.59% was used.